Operating Segments	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

Our Company has two reportable segments: (i) a regulated natural gas distribution and transmission segment and (ii) a non-regulated segment that participates in related ventures, consisting of natural gas marketing, natural gas production and sales of natural gas liquids. Virtually all of the revenues recorded under both segments come from the sale or transportation of natural gas, or related sales of natural gas liquids. The regulated segment serves residential, commercial and industrial customers in the single geographic area of central and southeastern Kentucky. Price risk for the regulated segment is mitigated through our natural gas cost recovery clause, approved quarterly by the Kentucky Public Service Commission. Price risk for the non-regulated segment is mitigated by efforts to balance supply and demand. However, there are greater risks in the non-regulated segment because of the practical limitations on the ability to perfectly predict our demand. In addition, we are exposed to price risk resulting from changes in the market price of natural gas, natural gas liquids and uncommitted natural gas inventory of our non-regulated companies.

In our non-regulated segment, three customers each provided more than 5% of our operating revenues. Our largest customer provided approximately $12,569,000 of nonregulated revenues during 2014. Our second largest customer provided approximately $9,494,000, $17,866,000 and $12,450,000 of non-regulated revenues during 2014, 2013 and 2012, respectively. Our third largest customer provided approximately $5,206,000, $5,390,000 and $6,815,000 of non-regulated revenues during 2014, 2013 and 2012, respectively. There is no assurance that revenues from these customers will continue at these levels.

We purchased approximately 96% and 98% of our natural gas from Atmos Energy Marketing, M & B Gas Services and Midwest Energy Services in 2014 and 2013, respectively. In 2012, we purchased approximately 99% of our natural gas from Atmos Energy Marketing and M & B Gas Services.

The reportable segments follow the accounting policies as described in the Summary of Significant Accounting Policies in Note 1 of the Notes to Consolidated Financial Statements. Intersegment revenues and expenses represent the natural gas transportation costs from the regulated segment to the non-regulated segment at our tariff rates. Operating expenses, taxes and interest are allocated to the non-regulated segment.

Segment information is shown in the following table:

($000)	2014	2013	2012
Operating Revenues
Regulated

External customers	57,054	46,427	42,655
Intersegment	4,041	4,145	3,704
Total Regulated	61,095	50,572	46,359
Non-regulated
External customers	38,792	34,238	31,423
Eliminations for intersegment	(4,041)	(4,145)	(3,704)
Total operating revenues	95,846	80,665	74,078

Operating Expenses
Regulated
Purchased natural gas	27,215	17,825	15,703
Depreciation and amortization	6,068	6,023	5,871
Other	15,285	14,701	13,909
Total regulated	48,568	38,549	35,483
Non-regulated
Purchased natural gas	29,059	26,011	23,380
Depreciation and amortization	80	70	53
Other	6,576	6,990	5,601
Total non-regulated	35,715	33,071	29,034
Eliminations for intersegment	(4,041)	(4,145)	(3,704)
Total operating expenses	80,242	67,476	60,813

Other Income and Deductions, Net
Regulated	183	151	77
Non-regulated	18	—	(2)
Total other income and deductions, net	201	151	75

Interest Charges
Regulated	2,633	2,688	3,366
Non-regulated	38	(818)	932
Total interest charges	2,671	1,870	4,298

Income Tax Expense
Regulated	3,907	3,676	2,772
Non-regulated	952	593	486
Total income tax expense	4,859	4,269	3,258

Net Income
Regulated	6,407	5,970	4,990
Non-regulated	1,868	1,231	794
Total net income	8,275	7,201	5,784

Assets
Regulated	181,530	177,662	174,454
Non-regulated	4,495	6,268	8,441
Total assets	186,025	183,930	182,895

Capital Expenditures
Regulated	8,078	6,983	7,163
Non-regulated	—	196	174
Total capital expenditures	8,078	7,179	7,337